Portfolio of Investments (unaudited)

As of January 31, 2021

Aberdeen Australia Equity Fund, Inc.

Shares	Description	Industry and Percentage of Net Assets	Value (US$)
LONG-TERM INVESTMENTS—104.5%
COMMON STOCKS—104.5%
AUSTRALIA—85.9%
25,300	Afterpay Ltd. (a)	Information Technology Services— 1.9%	$2,582,743
96,000	Altium Ltd.	Software— 1.6%	2,238,039
297,400	APA Group	Gas Utilities— 1.6%	2,211,262
197,500	Aristocrat Leisure Ltd.	Hotels, Restaurants & Leisure— 3.4%	4,652,670
95,400	ASX Ltd.	Capital Markets— 3.8%	5,212,847
944,084	AusNet Services	Electric Utilities— 0.9%	1,242,785
241,200	Australia & New Zealand Banking Group Ltd.	Banks— 3.1%	4,342,557
1,380,100	Beach Energy Ltd.	Oil, Gas & Consumable Fuels— 1.2%	1,716,609
487,800	BHP Group PLC	Metals & Mining— 9.7%	13,368,316
282,300	Charter Hall Group	Equity Real Estate Investment Trusts (REIT)— 2.1%	2,916,888
33,500	Cochlear Ltd.	Health Care— 3.7%	5,037,035
210,700	Commonwealth Bank of Australia	Banks— 9.7%	13,377,724
58,900	CSL Ltd.	Biotechnology— 8.9%	12,211,236
389,400	Goodman Group, REIT	Equity Real Estate Investment Trusts (REIT)— 3.8%	5,240,147
466,100	Insurance Australia Group Ltd.	Insurance— 1.2%	1,718,086
38,700	Macquarie Group Ltd.	Capital Markets— 2.8%	3,859,491
968,900	Medibank Pvt Ltd.	Insurance— 1.6%	2,152,213
945,400	Mirvac Group, REIT	Equity Real Estate Investment Trusts (REIT)— 1.2%	1,706,018
406,100	National Australia Bank Ltd.	Banks— 5.3%	7,279,379
127,400	Newcrest Mining Ltd.	Metals & Mining— 1.8%	2,421,421
295,900	Northern Star Resources Ltd.	Metals & Mining— 2.1%	2,863,502
194,000	OZ Minerals Ltd.	Metals & Mining— 2.0%	2,744,069
585,128	Sydney Airport (a)	Transportation Infrastructure— 1.8%	2,542,556
1,963,400	Telstra Corp. Ltd.	Diversified Telecommunication Services— 3.4%	4,662,820
122,300	Westpac Banking Corp.	Banks— 1.4%	1,960,614
176,400	Woodside Petroleum Ltd.	Oil, Gas & Consumable Fuels— 2.4%	3,274,256
154,800	Woolworths Group Ltd.	Food & Staples Retailing— 3.5%	4,814,857
			118,350,140
NEW ZEALAND—12.9%
74,000	a2 Milk Co. Ltd. (a)	Food Products— 0.4%	602,583
677,800	Auckland International Airport Ltd. (a)	Transportation Infrastructure— 2.6%	3,526,876
197,700	Fisher & Paykel Healthcare Corp. Ltd.	Health Care— 3.5%	4,861,545
641,200	Spark New Zealand Ltd. (a)	Diversified Telecommunication Services— 1.6%	2,187,667

See Notes to Portfolio of Investments.

Aberdeen Australia Equity Fund, Inc.

Portfolio of Investments (unaudited) (concluded)

As of January 31, 2021

Aberdeen Australia Equity Fund, Inc.

67,000	Xero Ltd. (a)	Software— 4.8%	$6,609,465
			17,788,136
UNITED KINGDOM—2.6%
45,700	Rio Tinto PLC - London Listing	Metals & Mining— 2.6%	3,467,128
UNITED STATES—3.1%
206,800	ResMed, Inc.	Health Care— 3.1%	4,281,586
Total Long-Term Investments—104.5% (cost $112,931,875)			143,886,990

Shares	Description	Value (US$)
SHORT-TERM INVESTMENT—0.0%
UNITED STATES—0.0%
32,703	State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03%(b)	32,703
	Total Short-Term Investment—0.0% (cost $32,703)	32,703
	Total Investments—104.5% (cost $112,964,578)	143,919,693
	Liabilities in Excess of Other Assets—(4.5)%	(6,131,900)
	Net Assets—100.0%	$137,787,793

(a)	Non-income producing security.
(b)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2021.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Portfolio of Investments.

Aberdeen Australia Equity Fund, Inc.

Notes to Portfolio of Investments (unaudited)

January 31, 2021

Summary of Significant Accounting Policies

a. Security Valuation:

The Fund values its securities at current market value or fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. The Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Closed-end funds and exchange-traded funds ("ETFs") are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined to be a Level 1 investment.

Foreign equity securities that are traded on foreign exchanges that close prior to 4:00 p.m. Eastern time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing a Fund’s portfolio holdings to estimate market movements between the time foreign markets close and the time a Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security.

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act and has an objective, which is not guaranteed, to maintain a $1.00 per share net asset value. Generally, these investment types are categorized as Level 1 investments.

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Fund's Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Fund's Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs.

Aberdeen Australia Equity Fund, Inc.